Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	(5.53%)	13.72%	14.00%	(20.82%)	12.42%	24.13%	25.00%	(3.18%)	10.58%	28.03%
CHAMPLAIN MID CAP FUND | Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]	1.42%	5.96%	15.35%	(26.51%)	24.60%	29.00%	26.26%	3.53%	19.22%	18.38%
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.74%	4.40%
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	11.35%	7.22%	16.08%	(21.17%)	13.37%	15.42%	27.45%	(12.58%)	31.17%	(5.13%)
Vontobel Global Equity Fund | Y Shares
Prospectus [Line Items]
Annual Return [Percent]	8.92%
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Annual Return [Percent]	11.98%	12.92%	25.66%	(15.42%)	19.41%	17.29%	32.03%